Consolidated Statements of Stockholder's Deficit (USD $) In Thousands, except Share data	Total	Class A common stock	Class L Common Stock	Common Stock, Amount	Common Stock, Amount Class A common stock	Common Stock, Amount Class L Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Class L Common Stock	Accumulated Deficit	Treasury Stock, Amount	Treasury Stock, Amount Class A common stock	Treasury Stock, Amount Class L Common Stock
Balance at beginning of period at Jan. 28, 2011	$ (603,242)			$ 46					$ (603,284)	$ (4)
Balance at beginning of period (in shares) at Jan. 28, 2011				504,827,235						(4,785,759)
Net Income (Loss)	(6,272)								(6,272)
Accretion of Class L Preferred Return	(121,048)		(121,048)				(4,672)		(116,376)
Stock Options Exercised and Related Tax Benefit (in shares)				5,994,351
Stock Options Exercised and Related Tax Benefit	62						62
Forfeited Restricted Shares				(656,964)
Stock Option Compensation	4,610						4,610
Dividend	(270,000)								(270,000)
Repurchase of Restricted Stock			160							(15,840)
Issuance of Restricted Shares			(6,636)
Initial Public Offering (in shares)			60,549
Initial Public Offering			1,961
Balance at end of period at Jan. 28, 2012	(995,890)			46					(995,932)	(4)
Balance at end of period (in shares) at Jan. 28, 2012				510,164,622						(4,801,599)
Net Income (Loss)	25,301								25,301
Accretion of Class L Preferred Return	(141,571)		(141,571)				(2,364)		(139,207)
Stock Options Exercised and Related Tax Benefit (in shares)				7,320,060
Stock Options Exercised and Related Tax Benefit	105			1			104
Stock Option Compensation	2,260						2,260
Repurchase of Restricted Stock			111							(10,989)
Issuance of Restricted Shares			5,000	495,000
Other	337								337
Initial Public Offering (in shares)			73,940
Initial Public Offering			2,155
Balance at end of period at Feb. 02, 2013	(1,109,458)			47					(1,109,501)	(4)
Balance at end of period (in shares) at Feb. 02, 2013				517,979,682						(4,812,588)
Net Income (Loss)	16,150								16,150
Accretion of Class L Preferred Return	(104,859)		(104,859)				(8,201)		(96,658)
Stock Options Exercised and Related Tax Benefit (in shares)				11,668,810
Stock Options Exercised and Related Tax Benefit	1			1
Stock Option Compensation	10,203						10,203
Dividend	(302,400)								(302,400)
Issuance of Restricted Shares				26,396
Cancellation of Shares, shares					(529,620,894)
Cancellation of Shares		(44)			(48)						4
Conversion of Common Stock (in shares)						58,830,948						(531,751)
Conversion of Common Stock			1,103,019			6		1,107,338				(4,325)
Initial Public Offering (in shares)			117,588	15,333,333
Initial Public Offering	236,920		2,531	1			236,919
Balance at end of period at Feb. 01, 2014	$ (150,468)			$ 7			$ 1,346,259		$ (1,492,409)	$ (4,325)
Balance at end of period (in shares) at Feb. 01, 2014				74,218,275						(531,751)